Average Annual Total Returns - Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares 1 Year	Direxion Daily CSI China Internet Index Bull 2X Shares Since Inception	Direxion Daily CSI China Internet Index Bull 2X Shares Inception Date	Direxion Daily CSI China Internet Index Bull 2X Shares Return After Taxes on Distributions 1 Year	Direxion Daily CSI China Internet Index Bull 2X Shares Return After Taxes on Distributions Since Inception	Direxion Daily CSI China Internet Index Bull 2X Shares Return After Taxes on Distributions Inception Date	Direxion Daily CSI China Internet Index Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily CSI China Internet Index Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily CSI China Internet Index Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	115.96%	24.57%	Nov. 02, 2016	68.65%	20.20%	Nov. 02, 2016	60.92%	19.49%	Nov. 02, 2016	18.40%	17.12%	Nov. 02, 2016